Cover Page	Oct. 23, 2026	Aug. 05, 2026
Cover [Abstract]
Document Type		8-K
Document Period End Date	Oct. 23, 2026
Entity Registrant Name		Kinetik Holdings Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-38048
Entity Tax Identification Number		81-4675947
Entity Address, Address Line One		2700 Post Oak Blvd.
Entity Address, Address Line Two		Suite 300
Entity Address, City or Town		Houston
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		77056
City Area Code		(713)
Local Phone Number		621-7330
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Class A Common Stock, par value $0.0001 per share
Trading Symbol		KNTK
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0001692787